Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	$ 365		$ 338
Transfers into Level 3			157
Transfers out of Level 3	(5)		(144)
Total gains or (losses) for the period included in earnings (or changes in net assets)	(39)		30
Purchases	29		4
Issuances			1
Sales	(68)		(15)
Settlements	(11)		(6)
Ending Balance	271		365
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(24)		19
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	314		179
Transfers into Level 3			77
Transfers out of Level 3	(8)		(9)
Included in earnings (or changes in net liabilities)	(82)		86
Settlements			(19)
Ending Balance	224		314
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	(30)		142
Available-for-sale | State And Political Subdivisions
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	45		10
Transfers into Level 3			35
Total gains or (losses) for the period included in earnings (or changes in net assets)	3	[1]
Settlements	(3)
Ending Balance	45		45
Available-for-sale | Other Debt Securities
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	3		58
Transfers out of Level 3			(55)
Total gains or (losses) for the period included in earnings (or changes in net assets)	(3)	[1]
Ending Balance			3
Trading Assets | Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	63		32
Transfers into Level 3			25
Total gains or (losses) for the period included in earnings (or changes in net assets)	(2)	[2]	6	[2]
Sales	(13)
Ending Balance	48		63
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(3)		4
Trading Assets | Derivative assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	97	[3]	119	[3]
Transfers into Level 3			48	[3]
Transfers out of Level 3	(5)	[3]	(84)	[3]
Total gains or (losses) for the period included in earnings (or changes in net assets)	(44)	[2],[3]	15	[2],[3]
Purchases	10	[3]
Settlements			(1)	[3]
Ending Balance	58	[3]	97	[3]
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	(23)	[3]	15	[3]
Other Assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	157		113
Transfers into Level 3			49
Transfers out of Level 3			(3)
Total gains or (losses) for the period included in earnings (or changes in net assets)	7	[4]	9	[4]
Purchases	19		4
Sales	(55)		(15)
Settlements	(8)
Ending Balance	120		157
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	2
Investment Management Funds
Fair value measurements for assets using significant unobservable inputs
Purchases	44
Ending Balance	44
Loans
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			6
Transfers out of Level 3			(2)
Issuances			1
Settlements			(5)
Trading Liabilities | Debt and equity instruments
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			6
Settlements			(6)
Trading Liabilities | Derivative liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	314	[5]	171	[5]
Transfers into Level 3			77	[5]
Transfers out of Level 3	(8)	[5]	(9)	[5]
Included in earnings (or changes in net liabilities)	(82)	[2],[5]	88	[2],[5]
Settlements			(13)	[5]
Ending Balance	224	[5]	314	[5]
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	(30)	[5]	142	[5]
Other Liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			2
Included in earnings (or changes in net liabilities)			$ (2)	[4]

[1]	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
[2]	Reported in foreign exchange and other trading revenue.
[3]	Derivative assets are reported on a gross basis.
[4]	Reported in investment and other income.
[5]	Derivative liabilities are reported on a gross basis.